Malta Grant (Details)		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 25, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2020 EUR (€)
Maximum amount grant									€ 200,000
Requirement of initial capital amount									50,000
Reimbursement of grant for initial capital amount									50,000
Expenses incurred for grant | $							$ 62,000	$ 190,000
Remaining reimbursement amount of grant for operating expenses incurred up to 12 Months from incorporation									150,000
Malta Grant Agreement
Maximum amount grant	€ 100,000								200,000
Requirement of initial capital amount									50,000
Reimbursement of grant for initial capital amount									50,000
Expenses incurred for grant | $		$ 0	$ 0	$ 0	$ 0
Remaining reimbursement amount of grant for operating expenses incurred up to 12 Months from incorporation									€ 150,000
Estimated amount of grant	€ 136,568
Percentage of aid intensity to cover eligible wage cost	75.00%
Amounts received from grants | $						$ 0	$ 0